Cover	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2020
Entity File Number	0-6966
Entity Registrant Name	ESCALADE, INCORPORATED
Entity Central Index Key	0000033488
Entity Tax Identification Number	13-2739290
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	817 Maxwell Avenue
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47711
City Area Code	812
Local Phone Number	467-1358
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	ESCA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false